BUSINESS ACQUISITIONS - Acquisition in Global Eduhub Holding Limited (Details) - USD ($) $ in Thousands			9 Months Ended
	Apr. 01, 2019	May 01, 2018	Dec. 31, 2019	Dec. 31, 2020
Purchase price allocation of acquisitions
Goodwill			$ 52,687	$ 46,147
Redeemable non-controlling interests			8,801	$ 9,988
Maximum
Purchase price allocation of acquisitions
Depreciation or amortization period		8 years
Global Eduhub Holding Limited
BUSINESS ACQUISITIONS
Percentage of equity interest	77.00%
Consideration transferred	$ 21,414
Purchase price allocation of acquisitions
Cash and cash equivalents	663
Other current assets	2,224
Property, plant and equipment, net	2,920
Operating lease right-of-use assets	5,924
Other current liabilities	(6,266)
Deferred tax liabilities	(2,217)
Operating lease liabilities	(6,062)
Noncontrolling interest	(6,895)
Goodwill	18,081
Total	21,414
Net revenue			19,193
Pre-tax net income			$ 1,310
Redeemable non-controlling interests	6,895
Global Eduhub Holding Limited | Trademark
Purchase price allocation of acquisitions
Intangible assets	7,766
Global Eduhub Holding Limited | Student base
Purchase price allocation of acquisitions
Intangible assets	$ 3,650
Amortization period - intangible assets	5 years 8 months 1 day
Global Eduhub Holding Limited | Initial franchise
Purchase price allocation of acquisitions
Intangible assets	$ 1,626
Amortization period - intangible assets	3 years 9 months
Global Eduhub Holding Limited | Minimum
Purchase price allocation of acquisitions
Depreciation or amortization period	5 years
Global Eduhub Holding Limited | Maximum
Purchase price allocation of acquisitions
Depreciation or amortization period	10 years